CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.000016666667	$ 0.000016666667
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	63,181,249	61,381,249
Common stock, shares outstanding	63,181,249	61,381,249